COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at June 30, 2017, were as follows:

Year ended December 31,

2017	2,645
2018	4,776
2019	4,094
2020	774
2021 and thereafter	181
12,470

Expenses for lease of facilities for the six months ended June 30, 2017 and 2016 were approximately $ 2,189 (unaudited) and $ 2,118, respectively.

Expenses for the lease of motor vehicles for the six months ended June 30, 2017 and 2016 were approximately $ 389 (unaudited) and $ 367, respectively.

b.
During the six months ended June 30, 2016 and 2017, the Company received several grants from the Israeli Innovation Authority (“IIA”). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded the IIA grants as a reduction of research and development expenses in the six months ended June 30, 2016 and 2017 in the amount of $ 1,575 and $ 937, respectively.

c.	Charges and guarantees:

As of June 30, 2017, the Company provided bank guarantees in an aggregate amount of $34,988 (which counts as part of its credit line) with respect to tender offer guarantees and performance guarantees to its customers.

d.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The Company filed its defense on June 21, 2015, and on October 22, 2015 the plaintiff filed a request for discovery of specific documents. The Company filed its response to the plaintiffs' request for discovery on January 25, 2016 and the plaintiffs submitted their response on February 24, 2016. On June 8, 2016, the District Court partially accepted the plaintiff's request for discovery, and ordered the Company to disclose some of the requested documents. The Company's request to appeal this decision was denied by the Supreme Court on October 25, 2016, and the Company disclosed the required documents to the plaintiff. The plaintiff filed his reply to the Company’s response to the motion by April 2, 2017. A preliminary hearing was held on May 22 2017, in the framework of which the court set dates for response to the Company’s abovementioned requests as well as dates for evidence hearings, which are due to take place on November 2 and 13, 2017.

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to continue discussions with regards to the legal question of the governing law. On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017. The plaintiff seeks specified compensatory damages in a sum of up to $75,000,000, as well as attorneys’ fees and costs.

The initial procedure (i.e. until the District Court decides whether to approve the motion or to deny it) has been conducted for over two and a half years now. The Company is unable to estimate how long it is expected to last. The Company believes that the District Court should deny the motion. There is no assurance that the Company's position will be accepted by the District Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations.

The Company believes it has strong defense claims and intends to vigorously defend its position. The Company cannot assess the outcome of this claim due its early stage. Therefore, the Company did not record a provision as of June 30, 2017.